Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) Customer	Jun. 30, 2019 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	4	3
Revenue	$ 465,747	$ 504,790
Adjusted EBITDA	$ 372,557	$ 406,398
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3	2
Revenue	$ 344,674	$ 380,086
Adjusted EBITDA	$ 274,761	$ 301,395
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	1
Revenue	$ 52,032	$ 61,698
Adjusted EBITDA	45,877	54,302
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	53,395	51,098
Adjusted EBITDA	43,216	43,585
Water [Member]
Financial information by segment [Abstract]
Revenue	15,646	11,908
Adjusted EBITDA	8,703	7,116
North America [Member]
Financial information by segment [Abstract]
Revenue	157,932	164,536
Adjusted EBITDA	139,273	147,162
South America [Member]
Financial information by segment [Abstract]
Revenue	75,029	69,090
Adjusted EBITDA	59,803	57,464
EMEA [Member]
Financial information by segment [Abstract]
Revenue	232,786	271,164
Adjusted EBITDA	$ 173,481	$ 201,772